Restatement of Previously Issued Financial Statements - Summary Of Restatement Of Operation (Detail) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Income Statement [Abstract]
Loss from operations			$ (165,691)
Change in fair value of warrant liabilities	$ 3,342,533		(1,243,733)	$ 4,664,000
Offering costs associated with private placement warrants			(9,344)	9,344
Net gain from investments held in Trust Account	47,067		83,554	227,051
Loss before income tax expense			(1,335,214)	(4,788,306)
Income tax expense			2,347	22,010
Net loss	$ (5,617,146)		$ (1,337,561)	(4,810,316)
Common Class A [Member]
Income Statement [Abstract]
Loss from operations				$ 83,000
Weighted Average Number of Shares Outstanding, Basic and Diluted	48,300,000		47,612,727	48,042,857
Earnings Per Share, Basic and Diluted	$ 0.00			$ 0.00
Common Class B [Member]
Income Statement [Abstract]
Loss from operations				$ 4,900,000
Weighted Average Number of Shares Outstanding, Basic and Diluted	12,075,000		12,075,000	11,509,432
Earnings Per Share, Basic and Diluted	$ (0.47)		$ (0.11)	$ (0.43)
As Previously Reported
Income Statement [Abstract]
Loss from operations		$ (142,226)	$ (165,691)	$ (342,013)
Net gain from investments held in Trust Account		83,554	83,554	227,051
Loss before income tax expense		(58,672)	(82,137)	(114,962)
Income tax expense		2,347	2,347	22,010
Net loss		$ (61,019)	$ (84,484)	$ (136,972)
As Previously Reported | Common Class A [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted		47,612,727	47,612,727	48,042,857
As Previously Reported | Common Class B [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted		12,075,000	12,075,000	11,509,432
Earnings Per Share, Basic and Diluted		$ (0.01)	$ (0.01)	$ (0.02)
Restatement Adjustment
Income Statement [Abstract]
Change in fair value of warrant liabilities		$ (1,243,733)	$ (1,243,733)	$ (4,664,000)
Offering costs associated with private placement warrants		(9,344)	(9,344)	(9,344)
Loss before income tax expense		(1,253,077)	(1,253,077)	(4,673,344)
Net loss		$ (1,253,077)	$ (1,253,077)	(4,673,344)
Restatement Adjustment | Common Class B [Member]
Income Statement [Abstract]
Earnings Per Share, Basic and Diluted		$ (0.10)	$ (0.10)
Restated
Income Statement [Abstract]
Loss from operations		$ (142,226)		(342,013)
Change in fair value of warrant liabilities		(1,243,733)		(4,664,000)
Offering costs associated with private placement warrants		(9,344)		(9,344)
Net gain from investments held in Trust Account		83,554		227,051
Loss before income tax expense		(1,311,749)		(4,788,306)
Income tax expense		2,347		22,010
Net loss		$ (1,314,096)		$ (4,810,316)
Restated | Common Class A [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted		47,612,727		48,042,857
Earnings Per Share, Basic and Diluted				$ 0.00
Restated | Common Class B [Member]
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic and Diluted		12,075,000		11,509,432
Earnings Per Share, Basic and Diluted		$ (0.11)		$ (0.43)